Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 7,939	$ 10,573
Accounts receivable	20,744
Inventory	3,157
Prepaid consulting fees	1,389	30,000
Total Current Assets	33,229	40,573
Property and equipment, net of accumulated depreciation of $2,704 at December 31, 2021	36,718	44,420
License, net of accumulated amortization of $4,603 at December 31, 2021	151,469	74,653
TOTAL ASSETS	221,416	159,646
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,839,145	10,641,864	11,944,374
Obligations collateralized by receivables	206,236	206,236	295,811
Convertible debt, net	2,033,017	1,987,425	4,549,479
Notes payable	124,873	127,873	136,123
Notes payable - related parties	199,415	199,415	157,854
Small business administration loan	979,950	979,950	979,950
Derivative liability	17,756,391	11,904,070	21,713,986
Total Current Liabilities	32,139,027	26,046,833	39,777,577
TOTAL LIABILITIES	32,139,027	26,046,833	39,777,577
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Common stock; 35,000,000,000 and 35,000,000,000 shares authorized at $0.0001 par value, 17,592,057,165 and 13,701,742,065 shares issued, respectively; 17,403,876,165 and 13,513,561,065 shares outstanding, respectively	1,868,789	1,759,206	1,370,174
Additional paid-in capital	37,399,569	36,775,736	31,543,325
Treasury stock – 188,181,000 shares of common stock	(18,997)	(18,997)	(18,997)
Accumulated other comprehensive income	9,393
Accumulated deficit	(71,177,661)	(64,404,388)	(72,673,335)
TOTAL STOCKHOLDERS’ DEFICIT	(31,917,611)	(25,887,187)	(39,777,577)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	221,416	159,646
Redeemable Preferred Stock Series A [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock
Redeemable Preferred Stock Series B [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	160	160	160
Redeemable Preferred Stock Series C [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock
Redeemable Preferred Stock Series D [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	100	100	100
Redeemable Preferred Stock Series E [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	821	791	791
Redeemable Preferred Stock Series F [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	190	180	180
Redeemable Preferred Stock Series G [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	$ 25	$ 25	$ 25